Loss per share	3 Months Ended	15 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Earnings Per Share [Abstract]
Loss per share

Note 16 – Loss per share

The Company presents net loss per share on a basic and diluted basis for the three months ended December 31, 2025 and 2024. Basic loss per share is computed by dividing net loss by the weighted average number of common shares outstanding (“WASO”) during the period. For the three months ended December 31, 2025 and 2024, the Company’s basic and diluted net loss per share attributable to common stockholders are the same as the Company generated a net loss.

For the three months ended December 31, 2025, the Company’s basic and diluted net loss per share attributable to common stockholders are the same as the Company generated a net loss and common stock equivalents are excluded from diluted net loss per share as they have an anti-dilutive impact.

For the three months ended December 31, 2025, potentially dilutive securities not included in the calculation of diluted net loss per share, because to do so would be anti-dilutive, are as follows: 88,632,372 of stock equivalent warrants; and 40,868 of stock equivalent employee stock options.

The Company’s discontinued operations relate entirely to SRx Health Solutions, Inc., which was disposed of during the year ended September 30, 2025. Net loss per share from discontinued operations is presented separately in accordance with ASC 205-20 and ASC 260. Basic and diluted net loss per share from discontinued operations are calculated using the same weighted average number of shares as used for continuing operations.

The following table sets forth basic and diluted net loss per share attributable to common stockholders for the three months ended December 31, 2025 (in thousands, except per share amounts):

	Net loss	Weighted average shares	Loss per share
Continuing operations, basic and diluted	$(8,614)	33,737,015	$(0.26)
Discontinued operations, basic and diluted	$—	33,737,015	$—
Net loss	$(8,614)	33,737,015	$(0.26)

Note 18 – Loss per share

The Company presents net loss per share on a basic and diluted basis for the years ended September 30, 2025 and 2024. Basic loss per share is computed by dividing net loss by the weighted average number of common shares outstanding (“WASO”) during the period. For the years ended September 30, 2025 and 2024, the Company’s basic and diluted net loss per share attributable to common stockholders are the same as the Company generated a net loss.

For the year ended September 30, 2025, the Company’s basic and diluted net loss per share attributable to common stockholders are the same as the Company generated a net loss and common stock equivalents are excluded from diluted net loss per share as they have an anti-dilutive impact.

For the year ended September 30, 2025, potentially dilutive securities not included in the calculation of diluted net loss per share, because to do so would be anti-dilutive, are as follows: 24,413,104 of stock equivalent warrants; and 39,732 of stock equivalent employee stock options.

The Company’s discontinued operations relate entirely to SRx Health Solutions, Inc., which was disposed of during the year ended September 30, 2025. Net loss per share from discontinued operations is presented separately in accordance with ASC 205-20 and ASC 260. Basic and diluted net loss per share from discontinued operations are calculated using the same weighted average number of shares as used for continuing operations.

The following table sets forth basic and diluted net loss per share attributable to common stockholders for the year ended September 30, 2025 (in thousands, except per share amounts):

	Net loss	Weighted average shares	Loss per share
Continuing operations, basic and diluted	$(8,639)	21,107,043	$(0.41)
Discontinued operations, basic and diluted	$(36,367)	21,107,043	$(1.72)
Net loss	$(45,006)	21,107,043	$(2.13)